EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators Used for Computation of Basic and Diluted Earnings Per Share

The calculations of basic and diluted earnings per share are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands, except per share data)

Numerator:
Income (loss) from continuing operations attributable to La Quinta Holdings’ stockholders	$12,817	$12,629	$(332,601)	$14,951
Income (loss) from discontinued operations attributable to La Quinta Holdings’ stockholders	—	9,941	(503)	(6,303)

Net income (loss) attributable to La Quinta Holdings’ stockholders	$12,817	$22,570	$(333,104)	$8,648

Denominator:
Weighted average number of shares outstanding, basic	127,734	121,996	125,542	121,996
Weighted average number of shares outstanding, diluted	128,494	121,996	125,542	121,996
Income (loss) from continuing operations attributable to La Quinta Holdings’ stockholders per common share, basic and diluted	$0.10	$0.11	$(2.65)	$0.12
Income (loss) from discontinued operations attributable to La Quinta Holdings’ stockholders per common share, basic and diluted	—	0.08	—	(0.05)

Basic and diluted earnings (loss) per share	$0.10	$0.19	$(2.65)	$0.07